Financial Assets at Amortized Cost	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Financial Assets at Amortized Cost
10.	FINANCIAL ASSETS AT AMORTIZED COST

	December 31, 2020	June 30, 2021
	NT$	NT$
	(In Millions)	(In Millions)
Corporate bonds	$10,977.3	$4,338.8
Less: Allowance for impairment loss	(7.1)	(2.2)

	$10,970.2	$4,336.6

Current	$6,598.0	$—
Noncurrent	4,372.2	4,336.6

	$10,970.2	$4336.6

Refer to Note 30 for information relating to credit risk management and expected credit loss for financial assets at amortized cost.